RELATED PARTIES’ TRANSACTIONS AND BALANCES (Schedule of Transactions and Balances with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions:
Income - Sales to related-party company	[1]	$ 1,251	$ 959	$ 54
Cost and expenses - Supplies from related party	[1]	59	6
Balances:
Trade receivables and other receivables	[1]	$ 699	$ 930

[1]	includes mainly transactions with affiliated companies.